Debt - Schedule of Debt (Details) - USD ($)		Sep. 30, 2020		Mar. 31, 2020		Mar. 31, 2019
Debt		$ 1,571,921		$ 1,719,326		$ 1,977,030
Short-term Debt [Member]
Debt	[1]	26,001
Short-term Advance Received on 8/31/18 [Member]
Debt		35,000	[2]	65,000	[3]	75,000	[3]
Secured Merchant Agreement for Future Receivables Entered into on 8/16/19 and Refinanced on 12/10/19 [Member]
Debt			[4]	1,223,615	[5]		[5]
Secured Merchant Agreement for Future Receivables Entered into on 8/16/19 [Member]
Debt			[6]	260,090	[7]		[7]
Convertible Promissory Note Entered into on 3/5/20 [Member]
Debt			[8]	13,072	[9]		[9]
Convertible Promissory Note Entered into on 3/11/20 [Member]
Debt			[10]	7,549	[11]		[11]
Short-term Advance Received on 3/25/20 [Member]
Debt	[12]	95,000		150,000
Promissory Note Entered into on 4/10/20 [Member]
Debt		400,000	[13]		[14]	$ 60,000	[14]
Notes Issued under the Paycheck Protection Program on 4/17/20 [Member]
Debt		507,598	[15]		[13]
Loan with the Small Business Administration Dated 4/19/20 [Member]
Debt		$ 508,322	[16]		[15]

[1]	During the six months ended September 30, 2020 there was a change in senior management therefore $26,001 due to a former member of the senior management team was reclassified on our balance sheet from a related party payable to debt (see NOTE 5).
[2]	In August 2018, we received a $75,000 short-term advance. The advance is due on demand, has no interest rate, and is unsecured. During the six months ended September 30, 2020 we made repayments of $30,000 on the debt.
[3]	In August 2018, we received a $75,000 short-term advance. The advance is due on demand, has no interest rate, and is unsecured. During the year ended March 31, 2020 we made repayments of $10,000.
[4]	During August 2019, we entered into a Secured Merchant Agreement for future receivables with an entity that provides quick access to working capital. On August 15, 2019, we received proceeds from this arrangement of $339,270 after paying off $316,093 and $297,033 from two separate February 2018 agreements. In accordance with the terms of the new agreement, we were required to repay $1,399,000 by making daily ACH payments of $6,823. Accordingly, we recorded $446,604 as a debt discount at the inception of the agreement, which was the difference between the funds received plus the earlier debt paid off, and the amount that was to be repaid.Effective December 10, 2019 this debt was refinanced and the outstanding balance of $839,514 was rolled into a new Secured Merchant Agreement for future receivables. Prior to the refinance, we repaid $559,486 and amortized $446,605 into interest expense related to the August 2019 arrangement. As a result of the refinancing arrangement we received proceeds of $854,801. In accordance with the terms of the agreement, we were required to repay $2,448,250 by making daily ACH payments of $10,999. Accordingly, we recorded $753,935 as a debt discount at the inception of the agreement, which was the difference between the funds received plus the earlier debt paid off, and the amount that was to be repaid. During the year ended March 31, 2020, after the refinance, we repaid $747,932 and amortized $277,232 into interest expense related to the new December 2019 agreement. During the six months ended September 30, 2020 we amortized $442,894 into interest expense and repaid $1,071,996 to pay the debt off in full, which resulted in a gain on settlement of debt being recorded for $594,513.
[5]	During August 2019, we entered into a Secured Merchant Agreement for future receivables with an entity that provides quick access to working capital. On August 15, 2019, we received proceeds from this arrangement of $339,270 after paying off $316,093 from a February 2018 agreement (see notation [2] above) and $297,033 from a second February 2019 agreement (see notation [3] above). In accordance with the terms of the agreement, we were required to repay $1,399,000 by making daily ACH payments of $6,823. Accordingly, we recorded $446,604 as a debt discount at the inception of the agreement, which was the difference between the funds received plus the earlier debt paid off, and the amount that was to be repaid.Effective December 10, 2019 this debt was refinanced and the outstanding balance of $839,514 was rolled into a new Secured Merchant Agreement for future receivables. During the year ended March 31, 2020, prior to the refinance, we repaid $559,486 and amortized $446,605 into interest expense related to the August 2019 arrangement. As a result of the refinancing arrangement we received proceeds of $854,801. In accordance with the terms of the agreement, we were required to repay $2,448,250 by making daily ACH payments of $10,999. Accordingly, we recorded $753,935 as a debt discount at the inception of the agreement, which was the difference between the funds received plus the earlier debt paid off, and the amount that was to be repaid. During the year ended March 31, 2020, after the refinance, we repaid $747,932 and amortized $277,232 into interest expense related to the new December 2019 arrangement.
[6]	During August 2019, we entered into a Secured Merchant Agreement for future receivables with an entity that provides quick access to working capital. In August 2019, we received proceeds from this arrangement of $418,381 after paying off $382,000 from an October 2018 agreement. In accordance with the terms of the agreement, we were required to repay $1,189,150 by making daily ACH payments of $5,801. Accordingly, we recorded $388,769 as a debt discount at the inception of the agreement, which was the difference between the funds received plus the earlier debt paid off, and the amount that was to be repaid. During the year ended March 31, 2020, we repaid $853,203 and amortized $312,912 into interest expense. During the six months ended September 30, 2020 we repaid $330,013, recorded a $5,934 gain on settlement of debt, and amortized $75,857 into interest expense
[7]	During August 2019, we entered into a Secured Merchant Agreement for future receivables with an entity that provides quick access to working capital. In August 2019, we received proceeds from this arrangement of $418,381 after paying off $382,000 from an October 2018 agreement (see notation [4] above). In accordance with the terms of the agreement, we were required to repay $1,189,150 by making daily ACH payments of $5,801. Accordingly, we recorded $388,769 as a debt discount at the inception of the agreement, which was the difference between the funds received plus the earlier debt paid off, and the amount that was to be repaid. During the year ended March 31, 2020, we repaid $853,203 and amortized $312,912 into interest expense.
[8]	In March 2020, we entered into a Convertible Promissory Note and received proceeds of $200,000 after incurring loan fees of $3,000. The note incurred interest at 10% per annum and had a maturity date of June 2, 2021. The Convertible Promissory Note had a variable conversion rate that was 65% of the average of the two lowest trading prices during the previous 15-trading-day period, subject to adjustment. Therefore, the conversion feature was accounted for as a derivative instrument (see NOTE 7). At inception, we recorded a debt discount of $203,000 and captured loan fees, recorded as interest expense, of $116,077. During the year ended March 31, 2020, we amortized $11,626 into interest expense, and recorded additional interest expense on the note of $1,446. During the six months ended September 30, 2020, we amortized $59,916 into interest expense, and recorded additional interest expense on the note of $7,453 before we repaid the note in full for $262,649 and wrote off the derivative liability associated with the debt of $265,584 (see NOTE 7), resulting in a net gain on settlement of debt being recorded for $83,376.
[9]	In March 2020, we entered into a Convertible Promissory Note and received proceeds of $200,000 after incurring loan fees of $3,000. The note incurs interest at 10% per annum and has a maturity date of June 2, 2021. The Convertible Promissory Note has a variable conversion rate that is 65% of the average of the two lowest trading prices during the previous 15-trading-day period, subject to adjustment. Therefore, the conversion feature is accounted for as a derivative instrument (see Note 8). At inception, we recorded a debt discount of $203,000 and captured loan fees, recorded as interest expense, of $116,077. During the year ended March 31, 2020, we amortized $11,626 into interest expense, and recorded additional interest expense on the note of $1,446.
[10]	In March 2020, we entered into a Convertible Promissory Note and received proceeds of $150,000 after incurring loan fees of $3,000. The note incurred interest at 10% per annum and had a maturity date of June 10, 2021. The Convertible Promissory Note had a variable conversion rate that was 65% of the average of the two lowest trading prices during the previous 15-trading-day period, subject to adjustment. Therefore, the conversion feature was accounted for as a derivative instrument (see NOTE 7). At inception, we recorded a debt discount of $153,000 and captured loan fees, recorded as interest expense, of $148,432. During the year ended March 31, 2020, we amortized $6,711 into interest expense, and recorded additional interest expense on the note of $838. During the six months ended September 30, 2020, we amortized $44,960 into interest expense and recorded additional interest expense on the note of $5,617 before we repaid the note in full for $197,351 and wrote off the derivative liability associated with the debt of $203,357 (see NOTE 7), resulting in a net gain on settlement of debt being recorded for $64,132.
[11]	In March 2020, we entered into a Convertible Promissory Note and received proceeds of $150,000 after incurring loan fees of $3,000. The note incurs interest at 10% per annum and has a maturity date of June 10, 2021. The Convertible Promissory Note has a variable conversion rate that is 65% of the average of the two lowest trading prices during the previous 15-trading-day period, subject to adjustment. Therefore, the conversion feature is accounted for as a derivative instrument (see Note 8). At inception, we recorded a debt discount of $153,000 and captured loan fees, recorded as interest expense, of $148,432. During the year ended March 31, 2020, we amortized $6,711 into interest expense, and recorded additional interest expense on the note of $838.
[12]	In March 2020, we received a $150,000 short-term advance. The advance is due on demand, has no interest rate, and is unsecured. During the six months ended September 30, 2020 we made repayments of $55,000 on the debt.
[13]	In April 2020, we received proceeds of $400,000 after entering into a promissory note that is due six months from the funding date. Under the note six interest only payments of $16,667 are to be made on the 20th of each month beginning in May 2020. Collateral for the note is, in priority order, is: the reserve and current balance in one of our merchant accounts, the reserve account in a second separate merchant accounts, shares of our common stock, and high-speed computer processing equipment. During the six months ended September 30, 2020 we recorded and paid $83,335 worth of interest expense.
[14]	In January 2019, we received funds of $631,617 and repaid $511,617 in a series of transactions representing short-term advances. On January 16, 2019, we entered into a short-term promissory note for the resulting $120,000 owed as a result of the transactions. The note had a zero percent interest rate and was due within the shorter of three months or the receipt of cash from a $1 million financing arrangement. During the year ended March 31, 2020, we repaid $60,000 of the amount due under the note.
[15]	In April 2020 we received $505,300 in proceeds from the Paycheck Protection Program as established by the CARES Act as a result of a Note entered into with the U.S. Small Business Administration. The note has an interest rate of 1% and matures on April 1, 2022. Under the Note we are required to make monthly payments beginning November 1, 2020, however, under the terms of the CARES Act the loan may be forgiven if funds are used for qualifying expenses. During the six months ended September 30, 2020 we recorded $2,298 worth of interest expense on the Note.
[16]	In April 2020 we received proceeds of $500,000 from a loan entered into with the U.S. Small Business Administration. Under the terms of the loan interest is to accrue at a rate of 3.75% per annum and installment payments of $2,437 monthly will begin twelve months from the date of the loan, with all interest and principal due and payable thirty years from the date of the loan. During the six months ended September 30, 2020 we recorded $8,322 worth of interest on the loan.